Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (579,382)	$ (596,098)	$ (2,926,245)
OTHER INCOME	(1,466)
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(7,421,796)	(10,923,835)	(8,605,535)
NET LOSS	(8,002,644)	(11,519,933)	(11,531,781)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(319,474)	(897,642)	(2,446,705)
COMPREHENSIVE LOSS	$ (8,322,118)	$ (12,417,575)	$ (13,978,486)